Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 6,329	$ 5,458	$ 5,838
Other Comprehensive Income (Loss)
Changes in unrealized gains (losses) on investment securities available-for-sale	(60)	1,500	(13,656)
Changes in unrealized gains (losses) on derivative hedges	(676)	(252)	(75)
Changes in debit valuation adjustments	1	0	0
Foreign currency translation	18	21	(10)
Changes in unrealized gains (losses) on retirement plans	245	(262)	526
Reclassification to earnings of realized (gains) losses	910	748	544
Income taxes related to other comprehensive income (loss)	(106)	(444)	3,207
Total other comprehensive income (loss)	332	1,311	(9,464)
Comprehensive income (loss)	6,661	6,769	(3,626)
Comprehensive (income) loss attributable to noncontrolling interests	(30)	(29)	(13)
Comprehensive income (loss) attributable to U.S. Bancorp	$ 6,631	$ 6,740	$ (3,639)